Other Borrowings - Additional Information (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Oct. 13, 2016
Line Of Credit Facility [Line Items]
Line of credit facility, amount			$ 20,650,000
Repayment of lines of credit	$ 16,200,000	$ 20,650,000	$ 9,350,000
Ridgestone | CIBC Bank USA | Credit agreement
Line Of Credit Facility [Line Items]
Line of credit facility, amount				$ 30,000,000
Line of credit facility, commitment fee payable				$ 300,000
Line of credit facility, interest rate		4.25%	3.75%